Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of basic and diluted income per ordinary share
	Six-month period ended June 30,
	2026	2025
Net loss attributable to ordinary shares
(US$ thousands)	(4,454)	(6,143)

Weighted average number of ordinary shares outstanding used in basic and diluted loss per ordinary share calculation	5,709,762	5,707,210

Basic and diluted loss per ordinary shares (US$)	(0.780)	(1.076)

Weighted average number of shares related to options
and RSUs excluded from the diluted loss per share
calculation because of anti-dilutive effect	676,914	420,326